Financial risk management - Reflection of forward-looking information correlation (Details) - USD ($) $ in Billions		Dec. 31, 2022		Dec. 31, 2021
Upside scenario | 2021.4Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[2],[3]			4.10%
Private consumption index(YoY %)	[1],[2],[3]			6.30%
Facility investment growth rate(YoY %)	[1],[2],[3]			4.10%
Consumer price index growth rate(%)	[1],[2],[3]			3.60%
Balance on current account(100 million dollars)	[1],[2],[3]			$ 202.0
Government bond 3y yields(%)	[1],[2],[3]			1.87%
Upside scenario | 2022.1Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[2],[3]			3.00%
Private consumption index(YoY %)	[1],[2],[3]			5.10%
Facility investment growth rate(YoY %)	[1],[2],[3]			0.50%
Consumer price index growth rate(%)	[1],[2],[3]			2.60%
Balance on current account(100 million dollars)	[1],[2],[3]			$ 230.0
Government bond 3y yields(%)	[1],[2],[3]			1.90%
Upside scenario | 2022.2Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[2],[3]			3.10%
Private consumption index(YoY %)	[1],[2],[3]			2.50%
Facility investment growth rate(YoY %)	[1],[2],[3]			1.20%
Consumer price index growth rate(%)	[1],[2],[3]			2.40%
Balance on current account(100 million dollars)	[1],[2],[3]			$ 200.0
Government bond 3y yields(%)	[1],[2],[3]			1.90%
Upside scenario | 2022.3Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[2],[3]			3.80%
Private consumption index(YoY %)	[1],[2],[3]			3.70%
Facility investment growth rate(YoY %)	[1],[2],[3]			5.00%
Consumer price index growth rate(%)	[1],[2],[3]			2.00%
Balance on current account(100 million dollars)	[1],[2],[3]			$ 220.0
Government bond 3y yields(%)	[1],[2],[3]			2.00%
Upside scenario | 2022.4Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[3]	1.40%	[4]	3.70%	[2]
Private consumption index(YoY %)	[1],[3]	3.60%	[4]	3.80%	[2]
Facility investment growth rate(YoY %)	[1],[3]	6.60%	[4]	5.10%	[2]
Consumer price index growth rate(%)	[1],[3]	5.30%	[4]	2.00%	[2]
Balance on current account(100 million dollars)	[1],[3]	$ 15.0	[4]	$ 230.0	[2]
Government bond 3y yields(%)	[1],[3]	3.90%	[4]	2.00%	[2]
Upside scenario | 2023 1Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[3],[4]	1.60%
Private consumption index(YoY %)	[1],[3],[4]	4.90%
Facility investment growth rate(YoY %)	[1],[3],[4]	1.50%
Consumer price index growth rate(%)	[1],[3],[4]	5.00%
Balance on current account(100 million dollars)	[1],[3],[4]	$ 30.0
Government bond 3y yields(%)	[1],[3],[4]	3.70%
Upside scenario | 2023 2Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[3],[4]	1.70%
Private consumption index(YoY %)	[1],[3],[4]	2.80%
Facility investment growth rate(YoY %)	[1],[3],[4]	2.00%
Consumer price index growth rate(%)	[1],[3],[4]	4.00%
Balance on current account(100 million dollars)	[1],[3],[4]	$ 40.0
Government bond 3y yields(%)	[1],[3],[4]	4.00%
Upside scenario | 2023 3Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[3],[4]	2.50%
Private consumption index(YoY %)	[1],[3],[4]	2.10%
Facility investment growth rate(YoY %)	[1],[3],[4]	(4.20%)
Consumer price index growth rate(%)	[1],[3],[4]	3.40%
Balance on current account(100 million dollars)	[1],[3],[4]	$ 80.0
Government bond 3y yields(%)	[1],[3],[4]	4.00%
Upside scenario | 2023 Q4
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[3],[4]	3.90%
Private consumption index(YoY %)	[1],[3],[4]	3.60%
Facility investment growth rate(YoY %)	[1],[3],[4]	5.30%
Consumer price index growth rate(%)	[1],[3],[4]	3.00%
Balance on current account(100 million dollars)	[1],[3],[4]	$ 100.0
Government bond 3y yields(%)	[1],[3],[4]	4.00%
Central scenario | 2021.4Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[2],[3]			4.10%
Private consumption index(YoY %)	[1],[2],[3]			6.30%
Facility investment growth rate(YoY %)	[1],[2],[3]			4.10%
Consumer price index growth rate(%)	[1],[2],[3]			3.60%
Balance on current account(100 million dollars)	[1],[2],[3]			$ 202.0
Government bond 3y yields(%)	[1],[2],[3]			1.87%
Central scenario | 2022.1Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[2],[3]			2.30%
Private consumption index(YoY %)	[1],[2],[3]			4.40%
Facility investment growth rate(YoY %)	[1],[2],[3]			0.20%
Consumer price index growth rate(%)	[1],[2],[3]			2.70%
Balance on current account(100 million dollars)	[1],[2],[3]			$ 220.0
Government bond 3y yields(%)	[1],[2],[3]			1.80%
Central scenario | 2022.2Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[2],[3]			2.40%
Private consumption index(YoY %)	[1],[2],[3]			1.80%
Facility investment growth rate(YoY %)	[1],[2],[3]			0.80%
Consumer price index growth rate(%)	[1],[2],[3]			2.50%
Balance on current account(100 million dollars)	[1],[2],[3]			$ 180.0
Government bond 3y yields(%)	[1],[2],[3]			1.80%
Central scenario | 2022.3Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[2],[3]			3.00%
Private consumption index(YoY %)	[1],[2],[3]			2.90%
Facility investment growth rate(YoY %)	[1],[2],[3]			4.50%
Consumer price index growth rate(%)	[1],[2],[3]			2.20%
Balance on current account(100 million dollars)	[1],[2],[3]			$ 200.0
Government bond 3y yields(%)	[1],[2],[3]			1.90%
Central scenario | 2022.4Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[3]	1.40%	[4]	3.40%	[2]
Private consumption index(YoY %)	[1],[3]	3.60%	[4]	3.50%	[2]
Facility investment growth rate(YoY %)	[1],[3]	6.60%	[4]	4.90%	[2]
Consumer price index growth rate(%)	[1],[3]	5.30%	[4]	2.00%	[2]
Balance on current account(100 million dollars)	[1],[3]	$ 15.0	[4]	$ 220.0	[2]
Government bond 3y yields(%)	[1],[3]	3.90%	[4]	1.90%	[2]
Central scenario | 2023 1Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[3],[4]	0.40%
Private consumption index(YoY %)	[1],[3],[4]	3.80%
Facility investment growth rate(YoY %)	[1],[3],[4]	0.80%
Consumer price index growth rate(%)	[1],[3],[4]	5.30%
Balance on current account(100 million dollars)	[1],[3],[4]	$ 20.0
Government bond 3y yields(%)	[1],[3],[4]	4.00%
Central scenario | 2023 2Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[3],[4]	0.50%
Private consumption index(YoY %)	[1],[3],[4]	1.50%
Facility investment growth rate(YoY %)	[1],[3],[4]	1.00%
Consumer price index growth rate(%)	[1],[3],[4]	4.40%
Balance on current account(100 million dollars)	[1],[3],[4]	$ 30.0
Government bond 3y yields(%)	[1],[3],[4]	4.20%
Central scenario | 2023 3Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[3],[4]	1.20%
Private consumption index(YoY %)	[1],[3],[4]	0.60%
Facility investment growth rate(YoY %)	[1],[3],[4]	(5.30%)
Consumer price index growth rate(%)	[1],[3],[4]	3.80%
Balance on current account(100 million dollars)	[1],[3],[4]	$ 60.0
Government bond 3y yields(%)	[1],[3],[4]	4.20%
Central scenario | 2023 Q4
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[3],[4]	3.70%
Private consumption index(YoY %)	[1],[3],[4]	2.80%
Facility investment growth rate(YoY %)	[1],[3],[4]	4.60%
Consumer price index growth rate(%)	[1],[3],[4]	3.40%
Balance on current account(100 million dollars)	[1],[3],[4]	$ 80.0
Government bond 3y yields(%)	[1],[3],[4]	4.20%
Downside scenario | 2021.4Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[2],[3]			4.10%
Private consumption index(YoY %)	[1],[2],[3]			6.30%
Facility investment growth rate(YoY %)	[1],[2],[3]			4.10%
Consumer price index growth rate(%)	[1],[2],[3]			3.60%
Balance on current account(100 million dollars)	[1],[2],[3]			$ 202.0
Government bond 3y yields(%)	[1],[2],[3]			1.87%
Downside scenario | 2022.1Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[2],[3]			1.30%
Private consumption index(YoY %)	[1],[2],[3]			3.40%
Facility investment growth rate(YoY %)	[1],[2],[3]			(0.50%)
Consumer price index growth rate(%)	[1],[2],[3]			3.20%
Balance on current account(100 million dollars)	[1],[2],[3]			$ 200.0
Government bond 3y yields(%)	[1],[2],[3]			2.00%
Downside scenario | 2022.2Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[2],[3]			1.30%
Private consumption index(YoY %)	[1],[2],[3]			0.70%
Facility investment growth rate(YoY %)	[1],[2],[3]			0.30%
Consumer price index growth rate(%)	[1],[2],[3]			3.00%
Balance on current account(100 million dollars)	[1],[2],[3]			$ 170.0
Government bond 3y yields(%)	[1],[2],[3]			2.00%
Downside scenario | 2022.3Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[2],[3]			1.80%
Private consumption index(YoY %)	[1],[2],[3]			1.80%
Facility investment growth rate(YoY %)	[1],[2],[3]			4.30%
Consumer price index growth rate(%)	[1],[2],[3]			3.00%
Balance on current account(100 million dollars)	[1],[2],[3]			$ 180.0
Government bond 3y yields(%)	[1],[2],[3]			2.20%
Downside scenario | 2022.4Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[3]	1.40%	[4]	3.10%	[2]
Private consumption index(YoY %)	[1],[3]	3.60%	[4]	3.10%	[2]
Facility investment growth rate(YoY %)	[1],[3]	6.60%	[4]	4.50%	[2]
Consumer price index growth rate(%)	[1],[3]	5.30%	[4]	2.80%	[2]
Balance on current account(100 million dollars)	[1],[3]	$ 15.0	[4]	$ 200.0	[2]
Government bond 3y yields(%)	[1],[3]	3.90%	[4]	2.40%	[2]
Downside scenario | 2023 1Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[3],[4]	(0.40%)
Private consumption index(YoY %)	[1],[3],[4]	2.90%
Facility investment growth rate(YoY %)	[1],[3],[4]	0.20%
Consumer price index growth rate(%)	[1],[3],[4]	5.70%
Balance on current account(100 million dollars)	[1],[3],[4]	$ 10.0
Government bond 3y yields(%)	[1],[3],[4]	4.30%
Downside scenario | 2023 2Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[3],[4]	(0.50%)
Private consumption index(YoY %)	[1],[3],[4]	0.30%
Facility investment growth rate(YoY %)	[1],[3],[4]	0.30%
Consumer price index growth rate(%)	[1],[3],[4]	4.80%
Balance on current account(100 million dollars)	[1],[3],[4]	$ 20.0
Government bond 3y yields(%)	[1],[3],[4]	4.60%
Downside scenario | 2023 3Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[3],[4]	(0.10%)
Private consumption index(YoY %)	[1],[3],[4]	(0.80%)
Facility investment growth rate(YoY %)	[1],[3],[4]	(6.40%)
Consumer price index growth rate(%)	[1],[3],[4]	4.40%
Balance on current account(100 million dollars)	[1],[3],[4]	$ 40.0
Government bond 3y yields(%)	[1],[3],[4]	4.60%
Downside scenario | 2023 Q4
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[3],[4]	2.90%
Private consumption index(YoY %)	[1],[3],[4]	1.90%
Facility investment growth rate(YoY %)	[1],[3],[4]	3.40%
Consumer price index growth rate(%)	[1],[3],[4]	3.80%
Balance on current account(100 million dollars)	[1],[3],[4]	$ 60.0
Government bond 3y yields(%)	[1],[3],[4]	4.60%
Worst Scenario
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[4],[5]	(5.10%)
Private consumption index(YoY %)	[4],[5]	(11.90%)
Facility investment growth rate(YoY %)	[4],[5]	(38.60%)
Consumer price index growth rate(%)	[4],[5]	7.50%
Balance on current account(100 million dollars)	[4],[5]	$ 401.1
Government bond 3y yields(%)	[4],[5]	4.40%

[1]	Considering the default forecast period, the Group reflected the future economic outlook.
[2]	Shinhan Bank applied the GDP growth rate and private consumption index as the major variables. In addition, Shinhan Card applied the GDP growth rate, facility investment growth rate, consumer price index growth rate, and balance on current account as the major variables. In addition to the table above, the Group has selected additional forecasts for the KOSPI.
[3]	The macroeconomic outlook figures are estimated by the Group for the purpose of calculating expected credit losses based on information from domestic and foreign research institutes. Therefore, it could be different from other institutions’ estimates.
[4]	As a result of examining the correlation between each variable, Shinhan Bank applied the GDP growth rate and private consumption index increase rate, etc. as the major variables to reflect the final forward-looking information, while, Shinhan Card applied the GDP growth rate, facility investment change rate, and current account balance, etc. as the major variables. In addition to the table above, the Group has selected unemployment rate and KOSPI forecasts.
[5]	Shinhan Bank and Jeju Bank reviewed and reflected the Worst scenario (during the foreign exchange crisis) in addition to the three scenarios of Upside, Central and Downside.